Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Credit Loss [Abstract]
Accounts receivable	$ 5,752,194	$ 5,309,656	$ 2,602,674
Less: allowance for doubtful accounts	(90,051)	(73,386)	(48,529)	$ (13,095)
Accounts receivable, net	$ 5,662,143	$ 5,236,270	$ 2,554,145